RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Expenses for airplane usage, related party transactions		$ 0
Amount in account payable, related party transactions		0
Key management personnel
Disclosure of transactions between related parties [line items]
Expenses for airplane usage, related party transactions	$ 1.2
Amount in account payable, related party transactions	0.3
DSUs | Key management personnel
Disclosure of transactions between related parties [line items]
Amount in account payable, related party transactions	$ 8,310,000	$ 9,460,000